Financial Instruments and Risk Management (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Cash - Note 5	19,139	19,291
Other receivables - Note 7	19,481	12,575
Long-term receivable - Note 7	460	681
Assets	202,444	123,291
Credit Risk Maximum Exposure [Member]
Cash - Note 5	19,139	19,291
Consumer loans receivable, net - Note 6	32,440	4,781
Other receivables - Note 7	19,481	12,575
Long-term receivable - Note 7	460	681
Assets	71,520	37,328